Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Current Interest
John Hancock Money Market Fund (the fund)
Supplement dated October 29, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, the introductory paragraph and the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section, are replaced in order to add the returns of the ICE BofA 3 Month U.S. Treasury Bill Index as stated below:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The ICE BofA 3 Month U.S. Treasury Bill Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time. Calendar year total returns are shown only for Class A shares and would be different for other share classes.
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	4.57	1.53	0.93
after tax on distributions	2.68	0.89	0.54
after tax on distributions, with sale	2.68	0.89	0.54
Class C	3.57	1.53	0.93
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53	1.10	1.81
ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.01	1.88	1.25

John Hancock Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement
John Hancock Current Interest
John Hancock Money Market Fund (the fund)
Supplement dated October 29, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, the introductory paragraph and the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section, are replaced in order to add the returns of the ICE BofA 3 Month U.S. Treasury Bill Index as stated below:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The ICE BofA 3 Month U.S. Treasury Bill Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time. Calendar year total returns are shown only for Class A shares and would be different for other share classes.
Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Class A (before tax)	4.57	1.53	0.93
after tax on distributions	2.68	0.89	0.54
after tax on distributions, with sale	2.68	0.89	0.54
Class C	3.57	1.53	0.93
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53	1.10	1.81
ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.01	1.88	1.25

Class A C | John Hancock Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The ICE BofA 3 Month U.S. Treasury Bill Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The ICE BofA 3 Month U.S. Treasury Bill Index shows how the fund’s performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2023
Class A C | John Hancock Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.57%
5 year	rr_AverageAnnualReturnYear05	1.53%
10 year	rr_AverageAnnualReturnYear10	0.93%
Class A C | John Hancock Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.57%
5 year	rr_AverageAnnualReturnYear05	1.53%
10 year	rr_AverageAnnualReturnYear10	0.93%
Class A C | John Hancock Money Market Fund | after tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.68%
5 year	rr_AverageAnnualReturnYear05	0.89%
10 year	rr_AverageAnnualReturnYear10	0.54%
Class A C | John Hancock Money Market Fund | after tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.68%
5 year	rr_AverageAnnualReturnYear05	0.89%
10 year	rr_AverageAnnualReturnYear10	0.54%
Class A C | John Hancock Money Market Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%
5 year	rr_AverageAnnualReturnYear05	1.10%
10 year	rr_AverageAnnualReturnYear10	1.81%
Class A C | John Hancock Money Market Fund | ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.01%
5 year	rr_AverageAnnualReturnYear05	1.88%
10 year	rr_AverageAnnualReturnYear10	1.25%